Financial instruments and risk management - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Feb. 10, 2021	Dec. 31, 2020	May 11, 2018
Derivative [Line Items]
Long-term debt	$ 5,662	$ 6,200	$ 5,662
Allowed Credit Agreement Claim
Derivative [Line Items]
Long-term debt		683
New First Lien Facility
Derivative [Line Items]
Maximum borrowing capacity		$ 300
Interest rate cap
Derivative [Line Items]
Debt Instrument, Face Amount				$ 4,500
Interest rate cap | Not designated as a hedge
Derivative [Line Items]
Derivative asset purchased				$ 68
Capped rate	0.209%			2.87%